Financial Instruments - Summary of Tempest Put options (Parenthetical) (Detail)	Dec. 31, 2022
Growth Rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input liabilities	25.00%
Discount rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	8.00%
Percentage of reasonably possible decrease in unobservable input liabilities	8.00%